PIMCO Funds

Supplement dated November 15, 2005 to the Prospectus for Institutional and Administrative
Class Shares of the PIMCO Bond Funds dated October 1, 2005

Disclosure relating to the California Municipal Bond Fund, European

Convertible Fund, and Real Return Fund II

The Board of Trustees of PIMCO Funds (the "Trust") has approved a Plan of Liquidation for each of the California Municipal Bond Fund, European Convertible Fund and Real Return Fund II (each a "Fund" and collectively the "Funds") pursuant to which each Fund will be liquidated (each a "Liquidation" and collectively the "Liquidations") on or about December 30, 2005 ("Liquidation Date").

Suspension of Sales. Effective December 1, 2005, the Funds will no longer sell shares to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other funds of the Trust or funds of Allianz Funds.

Mechanics. In connection with each Liquidation, any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after each Fund has paid or provided for all of its charges, taxes, expenses and liabilities.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of each Fund may redeem their shares of the Funds and receive the net asset value thereof, pursuant to the procedures set forth under "Purchases, Redemptions and Exchanges - Redeeming Shares" in the Prospectus. Shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust or fund of Allianz Funds that offer that class, as described in and subject to any restrictions set forth under "Purchases, Redemptions and Exchanges - Exchange Privilege" in the Prospectus. Any redemptions or exchanges, as provided in this paragraph, occurring on or after December 1, 2005 will not be subject to a redemption fee.

U.S. Federal Income Tax Matters. Although none of the Liquidations are expected to be taxable events for the Funds, for taxable shareholders, the automatic redemption of shares of each Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e, as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See "Tax Consequences" in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-866-746-2606.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated November 15, 2005 to the Prospectus for Class A, B and C

Shares of the PIMCO Municipal Bond Funds dated October 1, 2005

Disclosure relating to the California Municipal Bond Fund

The Board of Trustees of PIMCO Funds (the "Trust") has approved a Plan of Liquidation for the California Municipal Bond Fund (the "Fund") pursuant to which the Fund will be liquidated (the "Liquidation") on or about December 30, 2005 ("Liquidation Date").

Suspension of Sales. Effective December 1, 2005, the Fund will no longer sell shares to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other funds of the Trust or funds of Allianz Funds.

Mechanics. In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "Purchases, Redemptions and Exchanges - Redeeming Shares" in the Prospectus. Shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust or fund of Allianz Funds that offer that class, as described in and subject to any restrictions set forth under "Purchases, Redemptions and Exchanges - Exchange Privilege" in the Prospectus. Any redemptions or exchanges, as provided in this paragraph, occurring on or after December 1, 2005 will not be subject to a redemption fee.

U.S. Federal Income Tax Matters. Although the Liquidation is not expected to be a taxable event for the Fund, for taxable shareholders, the automatic redemption of shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e, as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See "Tax Consequences" in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-800-426-0107.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated November 15, 2005 to the Prospectus for Class D Shares of the PIMCO Municipal Bond Funds dated October 1, 2005

Disclosure relating to the California Municipal Bond Fund

The Board of Trustees of PIMCO Funds (the "Trust") has approved a Plan of Liquidation for the California Municipal Bond Fund (the "Fund") pursuant to which the Fund will be liquidated (the "Liquidation") on or about December 30, 2005 ("Liquidation Date").

Suspension of Sales. Effective December 1, 2005, the Fund will no longer sell shares to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other funds of the Trust or funds of Allianz Funds.

Mechanics. In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under "Purchases, Redemptions and Exchanges - Redeeming Shares" in the Prospectus. Shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust or fund of Allianz Funds that offer that class, as described in and subject to any restrictions set forth under "Purchases, Redemptions and Exchanges - Exchange Privilege" in the Prospectus. Any redemptions or exchanges, as provided in this paragraph, occurring on or after December 1, 2005 will not be subject to a redemption fee.

U.S. Federal Income Tax Matters. Although the Liquidation is not expected to be a taxable event for the Fund, for taxable shareholders, the automatic redemption of shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e, as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See "Tax Consequences" in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-800-426-0107.

Investors Should Retain This Supplement For Future Reference